Guarantor Financial Information	12 Months Ended
Dec. 31, 2010
Guarantor Financial Information [Abstract]
Guarantor Financial Information
15.	Guarantor Financial Information

In connection with the May 2006 issuance of 9.75% senior subordinated notes due 2014, all of iPayment's existing and future subsidiaries (the "Guarantors") that guarantee iPayment's other debt or debt of the Guarantors have fully and unconditionally guaranteed, on a joint and several basis, our obligations under the related indenture. Any subsidiary of iPayment, other than the Guarantors is minor, and there were no significant restrictions on our ability to obtain funds from our subsidiaries by dividend or loan.